REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Schedule Of Capital Required To Be Well Capitalized Under Banking Regulations

The actual capital amounts and ratios at December 31, 2012 and 2011, are presented in the following table.

	Company		Subsidiary
	(Consolidated)		The First
	Amount	Ratio	Amount	Ratio
December 31, 2012
Total risk-based	$66,080	13.8%	$65,046	13.6%
Tier I risk-based	61,353	12.8%	60,319	12.7%
Tier I leverage	61,353	8.6%	60,319	8.4%

December 31, 2011
Total risk-based	$62,071	13.6%	$60,910	13.3%
Tier I risk-based	57,560	12.6%	56,399	12.4%
Tier I leverage	57,560	8.5%	56,399	8.3%

Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations

The minimum amounts of capital and ratios as established by banking regulators at December 31, 2012 and 2011, were as follows:

	Company		Subsidiary
	(Consolidated)		The First
	Amount	Ratio	Amount	Ratio
December 31, 2012
Total risk-based	$38,271	8.0%	$38,161	8.0%
Tier I risk-based	19,135	4.0%	19,080	4.0%
Tier I leverage	28,712	4.0%	28,661	4.0%

December 31, 2011
Total risk-based	$36,649	8.0%	$36,527	8.0%
Tier I risk-based	18,324	4.0%	18,264	4.0%
Tier I leverage	27,164	4.0%	27,103	4.0%